PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich, CT 06831

203 8249-4399

June 22, 2026

Securities and Exchange Commission

Washington, DC 20549

Re:	Value Line Capital Appreciation Fund, Inc. (the “Fund”)
File No. 2-11153
Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the one contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein

Peter D. Lowenstein
Legal Counsel